SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Operating lease right-of-use assets, beginning balance	$ 7,878	¥ 1,135,699	¥ 1,296,817
Addition	4,893	705,375	216,387
Transfer to sub-leasing	(1,332)	(191,963)	(169,819)
Depreciation expense of right-of-use assets	(1,041)	(150,145)	(188,520)
Modification	(4,509)	(649,995)	(19,166)
Operating lease right-of-use assets, ending balance	$ 5,889	¥ 848,971	¥ 1,135,699